INVESTMENTS IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN ASSOCIATED COMPANIES	INVESTMENTS IN ASSOCIATED COMPANIES
As of December 31, 2023, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2023	2022
TFG Marine Pte Ltd ("TFG Marine")	10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")*	15.92%	16.40%
United Freight Carriers LLC. ("UFC")	50.00%	50.00%

* In March 2023, our ownership in SwissMarine was diluted from 16.4% to 15.92%.

Movements in investments in associated companies for the years ended December 31, 2023 and 2022 are summarized as follows:

(in thousands of $)	Swiss Marine	UFC	TFG Marine	Other	Total
Balance as of December 31, 2021	39,722	1,618	—	3	41,343
Distributions received from associated companies	(9,828)	(6,445)	—	—	(16,273)
Loss on disposal of associated companies	(891)	—	—	—	(891)
Share of income	22,434	9,039	10,211	—	41,684
Other	—	—	—	(463)	(463)
Balance as of December 31, 2022	51,437	4,212	10,211	(460)	65,400
Distributions received from associated companies	(7,803)	(6,513)	(4,865)	—	(19,181)
Loss on disposal of associated companies	(161)	—	—	—	(161)
Share of income	5,149	4,974	1,895	460	12,478
Other	—	—	—	—	—
Balance as of December 31, 2023	48,622	2,673	7,241	—	58,536

The following tables include summarized financial information provided by the associated companies including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements shown below:

As of December 31, 2023 (in thousands of $)	Swiss Marine	Other	Total
Current assets	480,769	791,526	1,272,295
Non-current assets	511,710	2,984	514,694
Total assets	992,479	794,510	1,786,989

Current liabilities	449,250	717,853	1,167,103
Long-term liabilities	237,793	13	237,806
Stockholders' equity	305,436	76,643	382,079

Percentage of ownership in equity investees	15.92%	1)
Equity investment of associated companies	48,625	9,804	58,429

Consolidation and reconciling adjustments:
Other	(3)	110	107
Investment in equity investees	48,622	9,914	58,536

(1) As of December 31, 2023, our percentage of ownership in TFG Marine and UFC was 10.00% and 50.00%, respectively.

As of December 31, 2022 (in thousands of $)	Swiss Marine	Other	Total
Current assets	657,875	833,805	1,491,680
Non-current assets	531,832	683	532,515
Total assets	1,189,707	834,488	2,024,195

Current liabilities	702,795	719,308	1,422,103
Long-term liabilities	172,272	9,250	181,522
Stockholders' equity	314,640	105,930	420,570

Percentage of ownership in equity investees	16.40%	2)
Equity investment of associated companies	51,601	13,964	65,565

Consolidation and reconciling adjustments:
Other	(164)	(1)	(165)
Investment in equity investees	51,437	13,963	65,400

(2) As of December 31, 2022, our percentage of ownership in TFG Marine and UFC was 10.00% and 50.00%, respectively.

As of December 31, 2023 (in thousands of $)	Swiss Marine	Other	Total
Total operating revenue	1,900,669	6,434,643	8,335,312
Gain sale of vessel	—	—	—
Total operating expense	(1,918,480)	(6,379,671)	(8,298,151)
Net operating (loss) income	(17,811)	54,972	37,161
Net income	21,655	32,439	54,094

Percentage of ownership in investees	15.92%	3)
Equity in net income	3,447	7,223	10,670

Consolidation and reconciling adjustments:
Other	1,541	105	1,646
Equity in net income of associated companies	4,988	7,328	12,316

(3) In 2023, our percentage of ownership in TFG Marine and UFC was 10.00% and 50.00%, respectively.

As of December 31, 2022 (in thousands of $)	Swiss Marine	Other	Total
Total operating revenue	2,568,524	7,602,558	10,171,082
Gain sale of vessel	—	—	—
Total operating expense	(2,360,220)	(7,447,540)	(9,807,760)
Net operating (loss) income	208,304	155,018	363,322
Net income	137,328	120,152	257,480

Percentage of ownership in investees	16.40%	4)
Equity in net income (loss of associated companies)	22,522	19,247	41,769

Consolidation and reconciling adjustments:
Other	(979)	3	(976)
Equity in net income (loss) of associated companies	21,543	19,250	40,793

As of December 31, 2021 (in thousands of $)	Swiss Marine	Other	Total
Total operating revenue	2,092,682	4,346,535	6,439,217
Gain sale of vessel	—	—	—
Total operating expense	(1,959,272)	(4,340,467)	(6,299,739)
Net operating (loss) income	133,410	6,068	139,478
Net (loss) income	138,831	(7,249)	131,582

Percentage of ownership in investees	17.50%	4)
Equity in net income (loss) of associated companies	24,295	133	24,428

Consolidation and reconciling adjustments:
Other	56	(2)	54
Equity in net income (loss) of associated companies	24,351	131	24,482

(4) In 2022 and 2021, our percentage of ownership in TFG Marine was 10.00% and in UFC 50.00%.

We have an equity investment of 15.92% in SwissMarine, a dry bulk freight operator. Our ownership in SwissMarine was diluted in March 2022 from 17.5% to 16.4% as a result of issuance of additional shares by SwissMarine to its employees, and in March 2023 from 16.4% to 15.92%. We have also provided a $10.7 million subordinated shareholder loan with a five-year term to SwissMarine, which was partially repaid by SwissMarine in 2020 and remaining balance of subordinated shareholder loan of $5.35 million was fully repaid by SwissMarine in 2022. We account for this investment under the equity method as we determined that we have a significant influence over the investee.

In January 2020, we entered into a joint venture agreement with Frontline and its subsidiary Bandama Investments Ltd and Trafigura Pte Ltd to establish TFG Marine, a leading global supplier of marine fuels. As a result, we acquired a 10% interest in TFG Marine. We also provided a shareholder loan of $1.0 million to TFG Marine. In 2020, the shareholder loan in the total amount of $75,000 was converted to equity of TFG Marine, reducing the balance of the loan to $0.9 million. The loan was fully repaid in February 2023. The loan had a five-year term and priced with an interest rate of LIBOR plus a margin of 7%. We account for this investment under the equity method as we determined that we have a significant influence over the investee.
We also have an equity investment of 50% of the shares in UFC, a dry cargo vessel operator and logistics service provider. We account for this investment under the equity method, and the book value of the investment amounted to $2.7 million as of December 31, 2023.
In 2023, cash dividends received from equity method investees amounted to $19.2 million (2022: $16.3 million, 2021: nil).